Note 6 - Loans, Net of Allowance for Credit Losses - Expected Credit Loss Sensitivity (Details) - Loans [member] - CAD ($) $ in Thousands	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 1,453	$ 1,775
Upside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	860
Variance from reported ECL	$ (593)
Variance from reported ECL (%)	(41.00%)
Baseline, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 1,193
Variance from reported ECL	$ (260)
Variance from reported ECL (%)	(18.00%)
Downside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 1,670
Variance from reported ECL	$ 217
Variance from reported ECL (%)	15.00%